Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	1,895	3,948	5,492	844
Other comprehensive income (loss)	142	325	(335)	(51)
Issuance of subsidiary shares	1,582	662	—	—
Disposal of subsidiary shares	—	—	(2,376)	(365)
Accretion of redeemable noncontrolling interests	329	557	(17)	(3)
Conversion of convertible notes of a subsidiary	—	—	8,258	1,269

Balance as of December 31	3,948	5,492	11,022	1,694